Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 95.7%
Aerospace & Defense – 5.1%
BAE Systems PLC	1,700,942	$34,412,824
Automobiles – 4.1%
BYD Co Ltd	208,500	10,539,361
Toyota Motor Corp	979,500	17,279,224
		27,818,585
Banks – 18.8%
BNP Paribas SA	251,237	20,921,722
Erste Group Bank AG	403,200	28,010,620
HDFC Bank Ltd	1,081,948	23,046,763
Natwest Group PLC	3,365,013	19,711,367
Resona Holdings Inc	2,686,300	23,253,695
UniCredit SpA	234,584	13,165,353
		128,109,520
Beverages – 3.9%
Davide Campari-Milano NV#	1,578,953	9,269,400
Heineken NV	213,199	17,409,577
		26,678,977
Biotechnology – 3.5%
Argenx SE (ADR)*	18,140	10,736,431
Ascendis Pharma A/S (ADR)*	45,740	7,129,036
Zai Lab Ltd (ADR)*	157,255	5,683,196
		23,548,663
Chemicals – 1.6%
Shin-Etsu Chemical Co Ltd	380,300	10,836,434
Commercial Services & Supplies – 1.8%
Rentokil Initial PLC	2,742,412	12,390,835
Diversified Telecommunication Services – 3.4%
Deutsche Telekom AG	625,185	23,147,551
Electronic Equipment, Instruments & Components – 2.8%
Hexagon AB - Class B	1,786,717	19,152,776
Entertainment – 5.1%
Liberty Media Corp-Liberty Formula One - Series C*	288,092	25,931,161
Spotify Technology SA*	16,294	8,962,189
		34,893,350
Hotels, Restaurants & Leisure – 1.9%
Entain PLC	943,946	7,111,235
Trip.com Group Ltd (ADR)	97,268	6,184,299
		13,295,534
Industrial Real Estate Investment Trusts (REITs) – 1.8%
Segro PLC	1,366,527	12,193,749
Information Technology Services – 1.5%
Fujitsu Ltd	517,300	10,285,127
Insurance – 6.4%
AIA Group Ltd	2,409,400	18,213,749
Dai-ichi Life Holdings Inc	3,309,200	25,195,769
		43,409,518
Life Sciences Tools & Services – 1.6%
ICON PLC*	61,624	10,783,584
Machinery – 1.0%
Alstom SA*	319,672	7,076,548
Metals & Mining – 3.1%
Teck Resources Ltd	570,367	20,778,816
Multiline Retail – 1.1%
MercadoLibre Inc*	3,792	7,397,699
Oil, Gas & Consumable Fuels – 4.2%
Canadian Natural Resources Ltd	554,060	17,065,048
TotalEnergies SE	176,909	11,432,680
		28,497,728
Personal Products – 1.9%
Unilever PLC	216,723	12,908,557
Pharmaceuticals – 6.5%
AstraZeneca PLC	138,719	20,269,221
Sanofi	214,075	23,719,394
		43,988,615

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Professional Services – 0.8%
Recruit Holdings Co Ltd	111,700	$5,803,627
Semiconductor & Semiconductor Equipment – 9.7%
ASML Holding NV	26,222	17,349,389
Disco Corp	24,600	5,065,570
Taiwan Semiconductor Manufacturing Co Ltd	1,554,000	43,325,374
		65,740,333
Textiles, Apparel & Luxury Goods – 4.1%
LVMH Moet Hennessy Louis Vuitton SE	19,010	11,867,254
Samsonite International SAž	6,870,777	16,231,887
		28,099,141
Total Common Stocks (cost $486,033,956)		651,248,091
Preferred Stocks – 1.2%
Automobiles – 1.2%
Dr Ing hc F Porsche AGž (cost $15,027,331)	162,163	8,076,415
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $17,695,854)	17,692,315	17,695,854
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	5,160,000	5,160,000
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 4/1/25	$1,290,000	1,290,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,450,000)		6,450,000
Total Investments (total cost $525,207,141) – 100.5%		683,470,360
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(3,188,844)
Net Assets – 100%		$680,281,516

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$118,997,788	17.4%
Japan	97,719,446	14.3
France	75,017,598	11.0
United States	50,077,015	7.3
Taiwan	43,325,374	6.3
Canada	37,843,864	5.5
Netherlands	34,758,966	5.1
Hong Kong	34,445,636	5.0
Germany	31,223,966	4.6
Sweden	28,114,965	4.1
Austria	28,010,620	4.1
India	23,046,763	3.4
Italy	22,434,753	3.3
China	22,406,856	3.3
Ireland	10,783,584	1.6
Belgium	10,736,431	1.6
Argentina	7,397,699	1.1
Denmark	7,129,036	1.0
Total	$683,470,360	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$10,762,207	$30,319,071	$(23,385,424)	$-	$-	$17,695,854	17,692,315	$197,535
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	1,025,996	15,252,951	(11,118,947)	-	-	5,160,000	5,160,000	4,269 ∆
Total Affiliated Investments - 3.4%
	$11,788,203	$45,572,022	$(34,504,371)	$-	$-	$22,855,854	22,852,315	$201,804

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/13/26	5,905,288	EUR	$(11,539)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Total return swaps:
Average notional amount	$5,914,056

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$24,308,302, which represents 3.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$23,548,663	$-	$-
Entertainment	34,893,350	-	-
Hotels, Restaurants & Leisure	6,184,299	7,111,235	-
Life Sciences Tools & Services	10,783,584	-	-
Metals & Mining	20,778,816	-	-
Multiline Retail	7,397,699	-	-
Oil, Gas & Consumable Fuels	17,065,048	11,432,680	-
All Other	-	512,052,717	-
Preferred Stocks	-	8,076,415	-
Investment Companies	-	17,695,854	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,450,000	-
Total Assets	$120,651,459	$562,818,901	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$11,539	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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